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                              SPDR(R) SERIES TRUST
                               ONE LINCOLN STREET
                                 MAIL STOP 0326
                                BOSTON, MA 02111

May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Post-Effective Amendment No. 41 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

SPDR(R) Series Trust (the "Trust") previously filed Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A on April 9, 2009 (the "Prior Amendment") under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") in order to register a new series of the Trust, namely the SPDR S&P Municipal VRDO ETF (the "New Fund").

We hereby transmit Post-Effective Amendment No. 41 (the "New Amendment") to the Trust's Registration Statement on Form N-1A under paragraph (a)(2) of Rule 485 under the 1933 Act. The New Amendment is being filed for the purpose of changing the New Fund's name to the SPDR S&P Ultra Short Term Municipal Bond ETF. The New Amendment is substantially similar to the Prior Amendment except for the change to the New Fund's name.

While the facing sheet of the New Amendment designates that the New Amendment shall be effective seventy five (75) days after filing, the Trust may request acceleration of the New Amendment so that it will be effective on the date the Prior Amendment was scheduled to be effective or as soon as practicable thereafter.

Please contact the Trust's counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.

Sincerely,


/s/ Ryan M. Louvar
-------------------------------------
Ryan M. Louvar
Secretary

Enclosures